Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Advertising and promotion expense	$ 2,905,000	$ 3,431,000	$ 2,548,000
Impairment charge	0	0	0
Carrying Value Of Inventory	$ 2,800,000	$ 3,800,000
Amount of tax benefit likely of being realized upon effective settlement	50.00%